Federated Hermes Government Ultrashort Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—45.8%
		Federal Home Loan Mortgage Corporation—18.0%
$ 61,659		Series 242, Class F29, 4.707% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	$ 60,804
44,203		Series 244, Class F22, 4.807% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	43,713
104,147		Series 244, Class F30, 4.757% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	102,866
11,036		Series 2111, Class MA, 4.957% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	11,036
11,276		Series 2111, Class MB, 4.957% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	11,276
11,516		Series 2111, Class MC, 4.957% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	11,516
19,268		Series 2286, Class FA, 4.857% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	19,247
43,771		Series 2296, Class FC, 4.957% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	43,736
80,538		Series 2326, Class FJ, 5.407% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	80,969
139,069		Series 2344, Class FP, 5.407% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	139,829
57,746		Series 2367, Class FG, 5.077% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	57,808
23,210		Series 2380, Class FI, 5.057% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	23,225
105,730		Series 2380, Class FL, 5.057% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	105,758
74,985		Series 2386, Class FE, 5.157% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	75,206
30,485		Series 2389, Class FI, 5.207% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	30,606
9,725		Series 2395, Class FT, 4.907% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	9,722
6,388		Series 2396, Class FL, 5.057% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	6,389
100,700		Series 2412, Class OF, 5.407% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	101,257
26,357		Series 2418, Class FO, 5.357% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	26,411
28,014		Series 2451, Class FC, 5.457% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	28,181
2,956		Series 2452, Class FG, 5.007% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	2,961
46,007		Series 2460, Class FE, 5.457% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	46,339
4,026		Series 2470, Class FI, 4.857% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	4,024
28,401		Series 2470, Class FW, 5.457% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	28,570
27,193		Series 2470, Class FX, 5.457% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	27,355
46,214		Series 2470, Class GF, 5.457% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	46,547
26,468		Series 2471, Class FS, 4.957% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	26,434
123,255		Series 2475, Class FL, 5.457% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	124,089
82,169		Series 2476, Class FC, 5.457% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	82,725
43,731		Series 2477, Class FD, 4.857% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	43,679
18,793		Series 2479, Class FA, 4.857% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	18,779
20,861		Series 2481, Class FC, 5.457% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	20,985
38,306		Series 2493, Class F, 4.857% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	38,268
9,219		Series 2495, Class F, 4.857% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	9,215
47,824		Series 2498, Class HF, 5.457% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	48,168
28,045		Series 2504, Class FP, 4.957% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	28,008
76,621		Series 2526, Class FC, 4.857% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	76,531
61,558		Series 2530, Class FK, 4.857% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	61,433
140,559		Series 2551, Class FD, 4.857% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	140,096
24,943		Series 2610, Class FD, 4.957% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	24,895
444,849		Series 2631, Class FC, 4.857% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	443,003
94,136		Series 2671, Class F, 4.907% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	93,840
137,012		Series 2684, Class FV, 5.357% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	137,683
600,352		Series 2750, Class FG, 4.857% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	597,484
1,549,155		Series 2750, Class FH, 4.957% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,546,117
8,920		Series 2796, Class FD, 4.807% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	8,916

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 150,767		Series 2812, Class LF, 4.857% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	$ 150,620
187,889		Series 3036, Class NF, 4.757% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	185,756
39,442		Series 3085, Class FW, 5.157% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	39,632
277,869		Series 3085, Class VF, 4.777% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	275,324
268,249		Series 3184, Class JF, 4.857% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	266,189
275,628		Series 3191, Class FE, 4.857% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	273,056
23,478		Series 3300, Class FA, 4.757% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	23,212
23,562		Series 3325, Class NF, 4.757% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	23,294
304,119		Series 3380, Class FP, 4.807% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	300,892
242,130		Series 3542, Class NF, 5.207% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	242,791
1,328,501		Series 4689, Class FD, 4.807% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,291,019
933,472		Series 4821, Class FL, 4.757% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	905,335
12,873,844		Series 4915, Class FD, 4.912% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	12,619,606
2,583,384		Series 4925, Class FH, 4.862% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,536,610
14,037,059		Series 4931, Class FJ, 4.912% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	13,719,717
2,163,786		Series 4936, Class PF, 4.962% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,127,252
6,416,932		Series 4965, Class KF, 5.112% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,275,695
25,754,044		Series 5323, Class FA, 4.998% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	25,449,551
18,291,315		Series 5428, Class FC, 5.548% (30-DAY AVERAGE SOFR +1.200%), 7/25/2054	18,286,109
17,085,727		Series 5452, Class JF, 5.648% (30-DAY AVERAGE SOFR +1.300%), 9/25/2054	17,123,454
19,051,419		Series 5458, Class PF, 5.348% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	19,028,559
21,410,506		Series 5478, Class FL, 5.248% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	21,442,773
46,662,262		Series 5568, Class FG, 5.448% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	46,697,161
3,429,752		Series KF73, Class AS, 5.013% (30-DAY AVERAGE SOFR +0.670%), 11/25/2029	3,440,326
10,365,767		Series KF76, Class AS, 4.953% (30-DAY AVERAGE SOFR +0.610%), 1/25/2030	10,336,210
1,261,814		Series KF85, Class AL, 4.755% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	1,260,200
5,547,892		Series KF88, Class AL, 4.785% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	5,536,887
27,364,879		Series KF146, Class AS, 5.220% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	27,417,165
24,967,010		Series KF147, Class AS, 5.220% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	25,045,175
32,377,924		Series KF150, Class AS, 4.900% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	32,346,708
32,250,555		Series KF151, Class AS, 4.850% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	32,220,108
		TOTAL	331,602,085
		Federal National Mortgage Association—6.2%
3,247		Series 1998-22, Class FA, 4.857% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	3,244
10,809		Series 2000-34, Class F, 4.912% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	10,778
3,961		Series 2000-37, Class FA, 4.962% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	3,954
4,497		Series 2001-34, Class FL, 4.962% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	4,499
11,754		Series 2001-46, Class F, 4.857% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	11,749
56,267		Series 2001-53, Class FX, 4.812% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	56,029
81,309		Series 2001-56, Class FG, 4.962% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	81,352
34,478		Series 2001-68, Class FD, 4.962% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	34,462
17,599		Series 2002-4, Class FJ, 4.912% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	17,598
69,895		Series 2002-8, Class FA, 5.207% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	70,199
49,978		Series 2002-9, Class FH, 4.962% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	50,033
83,203		Series 2002-17, Class JF, 5.462% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	83,793
86,886		Series 2002-34, Class FC, 5.457% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	87,448
53,334		Series 2002-37, Class F, 5.262% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	53,456
3,061		Series 2002-39, Class FB, 5.007% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	3,066
16,300		Series 2002-41, Class F, 5.012% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	16,301
250,400		Series 2002-47, Class NF, 5.462% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	252,274
40,884		Series 2002-52, Class FD, 4.962% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	40,931

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 45,690		Series 2002-53, Class FG, 5.562% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	$ 46,143
187,138		Series 2002-58, Class FD, 5.062% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	187,354
59,738		Series 2002-64, Class FJ, 5.462% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	60,162
4,481		Series 2002-74, Class FV, 4.912% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	4,481
36,513		Series 2002-75, Class FD, 5.457% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	36,772
81,183		Series 2002-77, Class FH, 4.857% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	81,027
21,892		Series 2002-82, Class FB, 4.962% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	21,867
93,230		Series 2002-82, Class FC, 5.462% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	93,915
941		Series 2002-82, Class FG, 4.912% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	941
203,265		Series 2002-89, Class F, 4.762% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	202,543
37,290		Series 2002-90, Class FH, 4.962% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	37,251
335,353		Series 2002-93, Class FJ, 5.012% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	335,225
37,529		Series 2003-2, Class FA, 4.962% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	37,487
28,510		Series 2003-14, Class FT, 4.962% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	28,475
69,773		Series 2003-19, Class FY, 4.862% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	69,557
56,497		Series 2003-21, Class TF, 4.912% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	56,277
150,962		Series 2003-66, Class FA, 4.812% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	149,859
146,150		Series 2003-79, Class FC, 4.912% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	145,437
72,134		Series 2003-102, Class FT, 4.862% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	72,059
191,347		Series 2003-107, Class FD, 4.962% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	190,726
462,491		Series 2003-116, Class HF, 5.012% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	461,506
140,534		Series 2003-121, Class FD, 4.862% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	140,007
137,375		Series 2004-2, Class FW, 4.862% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	137,301
316,569		Series 2004-17, Class FT, 4.862% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	314,778
152,146		Series 2004-49, Class FN, 4.862% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	151,997
332,648		Series 2004-49, Class FQ, 4.912% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	332,616
423,971		Series 2004-51, Class FY, 4.842% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	422,172
222,369		Series 2004-53, Class FC, 4.912% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	221,300
126,813		Series 2004-64, Class FW, 4.912% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	126,924
226,556		Series 2005-104, Class FA, 4.862% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	224,815
895,948		Series 2006-75, Class FP, 4.762% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	885,544
178,226		Series 2006-79, Class DF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	176,891
262,387		Series 2006-81, Class FA, 4.812% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	259,869
584,955		Series 2006-90, Class FE, 4.912% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	583,676
310,685		Series 2006-98, Class FB, 4.772% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	307,530
911,624		Series 2006-W1, Class 2AF1, 4.682% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	903,371
308,819		Series 2008-52, Class FD, 4.812% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	306,088
58,217		Series 2009-63, Class FB, 4.962% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	58,137
2,345,365		Series 2010-136, Class F, 4.962% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,324,900
4,029,103		Series 2012-116, Class FA, 4.762% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	3,952,501
5,421,406		Series 2013-130, Class FB, 4.912% (30-DAY AVERAGE SOFR +0.564%), 1/25/2044	5,358,167
3,035,832		Series 2018-31, Class FD, 4.762% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,937,053
8,949,052		Series 2018-70, Class HF, 4.812% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	8,679,185
4,568,558		Series 2018-95, Class FB, 4.862% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,463,628
16,334,626		Series 2019-41, Class FD, 4.962% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	15,921,139
6,253,033		Series 2019-81, Class FJ, 4.962% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	6,131,807
13,129,131		Series 2023-42, Class FB, 4.812% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	12,878,435
7,932,058		Series 2023-42, Class FC, 4.892% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	7,803,599
8,924,287		Series 2023-42, Class FD, 4.862% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	8,700,376
8,131,220		Series 2024-15, Class FA, 5.548% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	8,129,129

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 18,558,709		Series 2024-60, Class PF, 5.348% (30-DAY AVERAGE SOFR +1.000%), 11/25/2053	$ 18,476,672
		TOTAL	114,509,837
		Government National Mortgage Association—21.6%
69,466		Series 2004-59, Class FV, 4.704% (CME Term SOFR 1 Month +0.364%), 10/20/2033	69,310
3,464,875		Series 2010-62, Class PF, 4.954% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,445,333
2,401,742		Series 2011-23, Class KF, 4.874% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,379,683
1,507,787		Series 2011-51, Class FA, 4.854% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,492,644
1,136,154		Series 2012-H15, Class FB, 4.941% (CME Term SOFR 1 Month +0.614%), 6/20/2062	1,136,265
174,854		Series 2012-H18, Class FA, 4.991% (CME Term SOFR 1 Month +0.664%), 8/20/2062	174,912
680,486		Series 2012-H18, Class SA, 5.021% (CME Term SOFR 1 Month +0.694%), 8/20/2062	681,044
1,831,062		Series 2012-H24, Class FC, 4.841% (CME Term SOFR 1 Month +0.514%), 10/20/2062	1,828,412
1,128,515		Series 2012-H25, Class BF, 4.821% (CME Term SOFR 1 Month +0.494%), 9/20/2062	1,126,986
801,429		Series 2012-H29, Class BF, 4.781% (CME Term SOFR 1 Month +0.454%), 11/20/2062	799,951
1,588,741		Series 2012-H29, Class CF, 4.781% (CME Term SOFR 1 Month +0.454%), 2/20/2062	1,585,740
437,972		Series 2012-H30, Class SA, 4.811% (CME Term SOFR 1 Month +0.484%), 12/20/2062	436,909
832,330		Series 2012-H31, Class FA, 4.791% (CME Term SOFR 1 Month +0.464%), 11/20/2062	830,869
6,038,294		Series 2016-147, Class AF, 4.854% (CME Term SOFR 1 Month +0.514%), 10/20/2046	5,915,451
5,269,245		Series 2017-H08, Class FC, 5.041% (CME Term SOFR 1 Month +0.714%), 3/20/2067	5,264,318
5,569,572		Series 2019-10, Class FC, 4.904% (CME Term SOFR 1 Month +0.564%), 1/20/2049	5,472,567
16,327,942		Series 2021-H06, Class JF, 5.845% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,426,674
8,782,957		Series 2021-H06, Class TF, 5.845% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	8,849,605
4,469,532		Series 2022-H06, Class FL, 4.795% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	4,458,147
14,671,811		Series 2023-13, Class JF, 4.995% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	14,620,235
11,272,142		Series 2023-84, Class JF, 5.245% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	11,259,846
35,493,235		Series 2023-112, Class FW, 5.395% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	35,594,370
34,352,742		Series 2023-H01, Class FB, 5.195% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	34,358,448
40,697,581		Series 2024-44, Class KF, 5.195% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	40,697,423
20,021,439		Series 2024-64, Class YF, 5.447% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	20,137,857
22,660,545		Series 2024-97, Class BF, 5.695% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	22,797,518
17,539,560		Series 2024-97, Class NF, 5.345% (30-DAY AVERAGE SOFR +1.000%), 6/20/2054	17,556,530
8,775,968		Series 2024-111, Class FM, 5.545% (30-DAY AVERAGE SOFR +1.200%), 7/20/2054	8,804,285
23,057,795		Series 2024-154, Class FB, 5.445% (30-DAY AVERAGE SOFR +1.100%), 9/20/2054	22,971,259
19,170,400		Series 2024-159, Class FM, 5.395% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	19,044,158
24,578,800		Series 2024-167, Class FD, 5.395% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	24,470,639
43,402,104		Series 2024-167, Class FE, 5.175% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	43,388,658
21,501,322		Series 2025-25, Class XF, 5.545% (30-DAY AVERAGE SOFR +1.200%), 2/20/2065	21,527,424
		TOTAL	399,603,470
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $848,335,262)	845,715,392
		MORTGAGE-BACKED SECURITIES—11.4%
		Federal Home Loan Mortgage Corporation—6.6%
13,766,736		5.000%, 2/1/2054	13,601,704
18,192,743		5.500%, 7/1/2053	18,355,133
24,300,527		5.500%, 1/1/2055	24,449,091
24,219,818		5.500%, 4/1/2055	24,367,889
12,744,037		6.000%, 9/1/2053	13,063,623
10,026,987		6.000%, 12/1/2053	10,275,303
17,339,031		6.000%, 3/1/2054	17,768,429
		TOTAL	121,881,172
		Federal National Mortgage Association—4.8%
1,113,041		3.500%, 9/1/2049	1,033,948

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 7,797,041		5.500%, 2/1/2038	$ 7,999,977
13,411,403		5.500%, 4/1/2038	13,743,701
21,525,930		5.500%, 12/1/2053	21,711,346
11,285,117		5.500%, 7/1/2054	11,385,849
15,520,624		6.000%, 1/1/2053	15,935,060
10,332,447		6.000%, 8/1/2053	10,588,328
5,115,487		6.500%, 5/1/2053	5,310,244
23,390		7.500%, 1/1/2032	24,496
		TOTAL	87,732,949
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $207,726,382)	209,614,121
		U.S. TREASURIES—7.4%
		U.S. Treasury Bills—6.6%
3,000,000		United States Treasury Bill, 3.925%, 7/9/2026	2,904,033
2,000,000		United States Treasury Bill, 3.940%, 6/11/2026	1,941,664
4,000,000		United States Treasury Bill, 3.945%, 3/19/2026	3,916,953
4,000,000		United States Treasury Bill, 3.960%, 5/14/2026	3,894,982
4,500,000		United States Treasury Bill, 4.050%, 12/16/2025	4,447,170
4,500,000		United States Treasury Bill, 4.060%, 10/16/2025	4,477,148
6,000,000		United States Treasury Bill, 4.100%, 11/28/2025	5,941,349
7,500,000		United States Treasury Bill, 4.110%, 10/30/2025	7,449,885
7,500,000		United States Treasury Bill, 4.115%, 1/22/2026	7,384,887
5,000,000		United States Treasury Bill, 4.120%, 1/29/2026	4,919,423
3,000,000		United States Treasury Bill, 4.125%, 1/15/2026	2,956,126
7,000,000		United States Treasury Bill, 4.145%, 10/28/2025	6,954,869
5,000,000		United States Treasury Bill, 4.150%, 12/4/2025	4,948,140
2,000,000		United States Treasury Bill, 4.150%, 12/11/2025	1,977,820
4,000,000		United States Treasury Bill, 4.165%, 11/6/2025	3,970,516
6,000,000		United States Treasury Bill, 4.185%, 10/14/2025	5,970,831
1,000,000		United States Treasury Bill, 4.210%, 12/2/2025	989,841
15,000,000		United States Treasury Bill, 4.220%, 10/21/2025	14,915,271
5,000,000		United States Treasury Bill, 4.220%, 11/18/2025	4,957,119
4,000,000		United States Treasury Bill, 4.225%, 11/25/2025	3,962,642
15,000,000		United States Treasury Bill, 4.235%, 10/7/2025	14,938,782
1,000,000		United States Treasury Bill, 4.240%, 10/23/2025	994,167
7,000,000		United States Treasury Bill, 4.245%, 9/30/2025	6,976,889
		TOTAL	121,790,507
		U.S. Treasury Notes—0.8%
4,000,000	[1]	United States Treasury Floating Rate Notes, 4.241% (91-day T-Bill +0.098%), 9/3/2025	3,998,384
4,000,000	[1]	United States Treasury Floating Rate Notes, 4.303% (91-day T-Bill +0.160%), 9/3/2025	3,997,096
3,000,000	[1]	United States Treasury Floating Rate Notes, 4.313% (91-day T-Bill +0.170%), 9/3/2025	3,000,287
1,000,000		United States Treasury Note, 0.625%, 7/31/2026	970,898
1,500,000		United States Treasury Note, 3.750%, 8/31/2026	1,498,353
1,000,000		United States Treasury Note, 4.625%, 6/30/2026	1,005,671
		TOTAL	14,470,689
		TOTAL U.S. TREASURIES (IDENTIFIED COST $136,204,634)	136,261,196
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—6.9%
		Federal Home Loan Mortgage Corporation—6.9%
3,542,846		Series KF87, Class AL, 4.805% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	3,536,527
22,684,060		Series KF148, Class AS, 5.180% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	22,864,620

Principal Amount			Value
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 19,723,411		Series KF149, Class AS, 4.980% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	$ 19,706,571
42,918,387		Series KF157, Class AS, 5.000% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	43,216,026
38,500,000		Series KF165, Class AS, 4.900% (30-DAY AVERAGE SOFR +0.560%), 1/25/2035	38,499,923
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $127,368,704)	127,823,667
		GOVERNMENT AGENCIES—1.7%
		Federal Home Loan Bank System—0.6%
10,000,000		4.000%, 2/20/2026	9,992,279
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.1%
5,000,000		4.340% (SOFR +0.000%), 9/2/2025	4,999,934
9,000,000		4.340% (SOFR +0.000%), 9/2/2025	8,999,174
5,000,000		4.395% (SOFR +0.055%), 9/2/2025	5,000,696
2,000,000		4.510% (SOFR +0.130%), 9/3/2025	1,999,648
		TOTAL	20,999,452
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $30,990,880)	30,991,731
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association ARM—0.0%
134,106		4.875%, 4/1/2033	132,573
33,580		5.708%, 5/1/2040	33,566
15,969		5.708%, 8/1/2040	15,949
201,738		6.407%, 8/1/2034	205,745
4,935		6.465%, 2/1/2033	5,035
4,913		6.540%, 12/1/2032	5,009
47,705		6.776%, 9/1/2035	49,320
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $450,980)	447,197
		REPURCHASE AGREEMENTS—27.9%
200,000,000		Interest in $2,250,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Bank of Montreal will repurchase securities provided as collateral for $2,251,085,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2055 and the market value of those underlying securities was $2,318,617,550.	200,000,000
115,021,000		Interest in $319,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $319,153,829 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2050 and the market value of those underlying securities was $325,536,906.	115,021,000
200,000,000		Interest in $600,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $600,289,333 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2055 and the market value of those underlying securities was $612,000,001.	200,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $515,021,000)	515,021,000
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $1,866,097,842)	1,865,874,304
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[2]	(20,291,886)
		NET ASSETS—100%	$1,845,582,418

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
SOFR	—Secured Overnight Financing Rate